UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY GROWTH & INCOME FUND

Schedule of Investments (March 31, 2009)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (82.2%)

Clean Energy (5.9%)
*Sunpower Corp Class A	30,000	$713,400
*Vestas Wind Energy—ADR	50,000	726,500
		1,439,900
Construction & Engineering (2.6%)
Caterpillar Inc	15,000	419,400
*KHD Humboldt Wedag International	30,000	207,300
		626,700
Consumer & Investment Banking (3.5%)
Bank of New York Mellon Corp.	30,000	847,500

Distributors (3.1%)
Genuine Parts	25,000	746,500

Electric Equipment (3.5%)
ABB LTD-Spon—ADR	60,000	836,400

Energy Equipment & Services (8.3%)
Atmos Energy Corporation	25,000	578,000
CPFL Energia SA—ADR	8,000	324,560
Ormat Technologies Inc	40,000	1,098,400
		2,000,960
Food Products (4.1%)
H.J. Heinz Co	30,000	991,800

Health Care Equipment & Services (15.5%)
Beckman Coulter	25,000	1,275,250
Becton Dickinson & Co.	15,000	1,008,600
*Waters Corp	25,000	923,750
*Zimmer Holdings	15,000	547,500
		3,755,100
Industrial Conglomerates (5.0%)
3M Co.	16,000	795,520
Veolia Environnement—ADR	20,000	418,000
		1,213,520
Information Technology (3.3%)
*EMC Corp Mass	70,000	798,000

Insurance (2.5%)
Arthur J. Gallagher & Co.	35,000	595,000

Machinery (1.3%)
*Fuel Tech Inc	30,000	313,800

Metals & Mining (6.1%)
Agnico-Eagles Mines Ltd	20,000	1,138,400
*Stillwater Mining Co	90,000	333,000
		1,471,400
Oil & Gas E&D, Equip. & Services (6.7%)
*National-Oilwell Inc	25,000	717,750
Plains All American Pipeline, L.P.	25,000	919,000
		1,636,750
Semiconductors & Equipment (3.3%)
Linear Technology Corp.	35,000	804,300

Software & Services (4.4%)
*Adobe Systems Inc	50,000	1,069,500

Telecomm. Service (3.1%)
Verizon Communications, Inc.	25,000	755,000

TOTAL COMMON STOCKS (COST: $25,152,365)		$19,902,130

Exchange Traded Funds (3.9%)	Shares
ProShares Ultra Short Real Estate (COST: $2,459,764)	18,000	$949,140

SHORT-TERM SECURITIES (13.8%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $3,342,934)	3,342,934	$3,342,934

TOTAL INVESTMENTS IN SECURITIES (COST: $30,955,063)		$24,194,204
OTHER ASSETS LESS LIABILITIES		29,624

NET ASSETS		$24,223,828

*	Non-income producing

ADR	American Depository Receipt

Note: INVESTMENT IN SECURITIES

At March 31, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $30,955,063. The net unrealized depreciation of investments based on the cost was $6,760,859, which is comprised of $657,306 aggregate gross unrealized appreciation and $7,418,165 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$24,194,204
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—
Total	$24,194,204

INTEGRITY HIGH INCOME FUND

Schedule of Investments (March 31, 2009)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (97.4%)

Agricultural Chemicals (0.6%)
Terra Capital Inc	B-1/BB	7.000%	02/01/2017	$200,000	$187,110

Appliances (0.9%)
ALH Fin LLC/ALH Fin Corp	Caa-1/CCC+	8.500	01/15/2013	360,000	305,906

Auto-Cars/Light Trucks (4.7%)
Arvinmeritor Inc.	Caa-/CCC-	8.750	03/01/2012	100,000	36,663
Ford Motor Company	Ca/C	6.500	08/01/2018	585,000	187,580
General Motors Corp	C/C	7.125	07/15/2013	780,000	140,657
General Motors Corp	C/C	8.250	07/15/2023	780,000	104,138
Hertz Corp	B-1/CCC+	8.875	01/01/2014	365,000	223,559
RSC Equipment Rental Inc	Caa-1/B-	9.500	12/01/2014	560,000	281,529
TRW Automotive Inc—144A	Caa-/B	7.000	03/15/2014	400,000	173,008
Tenneco Inc.	B-3/B-	8.125	11/15/2015	415,000	84,482
Titan International Inc	Caa-1/B-	8.000	01/15/2012	375,000	293,400
United Rentals North	B/BB-	6.500	02/15/2012	76,000	60,420
					1,585,436
Beverages/Wine/Spirits (1.0%)
Constellation Brands Inc	Ba-3/BB-	7.250	09/01/2016	360,000	343,800

Broadcast Serv/Program (4.4%)
*CCO Hldgs LLC/CAP Corp(1)(2)	Caa-1/D	8.750	11/15/2013	650,000	544,375
Directv Holdings/Fing	Ba-3/BB	6.375	06/15/2015	475,000	447,645
Echostar DBS Corp	Ba-3/BB-	7.125	02/01/2016	530,000	477,328
					1,469,348
Building-Residential/Commer (0.5%)
K Hovnanian Enterprises	C/CC	6.250	01/15/2016	600,000	162,000
Tousa Inc.(1)(2)	NR/NR	7.500	03/15/2011	243,000	2,430
Tousa Inc.(1)(2)	NR/NR	10.375	07/01/2012	4,254,000	425
Tousa Inc.(1)(2)	NR/NR	7.500	01/15/2015	2,598,000	26
					164,881
Cable TV (2.3%)
CSC Holdings Inc.—144A	B-1/BB	8.500	04/15/2014	30,000	27,900
Directv Holdings/Fing	Ba-3/BB	7.625	05/15/2016	170,000	166,600
*Echostar DBS Corp.	Ba-3/BB-	7.750	05/31/2015	635,000	584,200
					778,700
Casino Hotels (2.7%)
Boyd Gaming Corp	B/BB-	7.125	02/01/2016	240,000	134,877
Harrahs Operating Co Inc	Ca/CCC	10.750	02/01/2016	815,000	154,850
MGM Mirage	Caa-/CCC	6.625	07/15/2015	1,700,000	607,750
					897,477
Chemicals—Specialty (2.3%)
Huntsman LLC	Ba-3/B-	11.500	07/15/2012	665,000	519,824
Polyone Corp	B-1/B-	8.875	05/01/2012	535,000	232,869
					752,693
Coal (1.2%)
Arch Western Finance	B-1/BB	6.750	07/01/2013	450,000	411,750

Commercial Services (0.2%)
Iron Mountain Inc.	B/B+	8.750	07/15/2018	75,000	73,875

Computers (1.9%)
Sungard Data Systems Inc	Caa-1/B-	10.250	08/15/2015	900,000	630,000

Consumer Products/Misc. (3.5%)
Central Garden & Pet Co.	Caa-1/CCC+	9.125	02/01/2013	160,000	123,200
Jarden Corp.	B-3/B	7.500	05/01/2017	490,000	396,900
*Visant Holding Corp.(3)	B-3/B-	0/10.250	12/01/2013	690,000	638,250
					1,158,350
Containers/Paper/Plastic (1.8%)
Graham Packaging Co	Caa-1/CCC+	9.875	10/15/2014	550,000	355,014
Smurfit-Stone Container(1)(2)	NR/D	8.375	07/01/2012	525,000	58,018
Vitro Sab DE CV(1)(2)	NR/NR	9.125	02/01/2017	880,000	204,653
					617,685
Cruiselines (0.6%)
Royal Caribbean Cruises	Ba/BB-	7.250	06/15/2016	420,000	191,814

Data Processing/Management (1.3%)
Anixter Intl Inc	Ba/BB+	10.000	03/15/2014	130,000	120575
First Data Corporation	B-3/B-	9.875	09/24/2015	550,000	321,750
					442,325
Divers. Oper./Commer. Svc. (0.9%)
Sally Holdings LLC	B-3/B	9.250	11/15/2014	325,000	310,242

Diversified Manufacture Op. (0.8%)
RBS Global & Rexnord Cor	Caa-3/B-	8.875	09/01/2016	380,000	279,300

Electric/Generation (1.0%)
AES Corporation—144A	B-1/BB-	9.750	04/15/2016	230,000	216,200
Edison Mission Energy	B-1/BB-	7.000	05/15/2017	140,000	103,024
					319,224
Electric/Integrated (2.0%)
Energy Future Holdings	Caa-1/B-	10.875	11/01/2017	1,055,000	680,475

Electronic Comp-Semicon (1.4%)
Advanced Micro Devices	Caa-1/B	7.750	11/01/2012	100,000	55,015
Amkor Technologies, Inc.	B/B+	7.750	05/15/2013	125,000	100,625
Flextronics Intl LTD	Ba/BB-	6.250	11/15/2014	230,000	194,350
NXP BV/NXP Funding LLC	C/CCC+	7.875	10/15/2014	305,000	70,150
NXP BV/NXP Funding LLC	C/CCC	10.000	07/15/2013	445,000	49,021
					469,161
Finance—Auto Loans (3.3%)
Ford Motor Credit Co	Caa-1/CCC+	7.000	10/01/2013	1,044,000	710,400
GMAC LLC	NR/CCC	6.875	08/28/2012	780,000	411,122
					1,121,522
Food—Retail (1.4%)
Chiquita Brands Intl	Caa-/B-	8.875	12/01/2015	195,000	146,250
Del Monte Corp	B/BB-	6.750	02/15/2015	250,000	235,000
Dole Foods Co—144A	B/B-	13.875	03/15/2014	85,000	82,662
					463,912
Funeral Services/Rel. Items (1.1%)
Service Corp Intl	B-1/BB-	6.750	04/01/2015	365,000	321,200
Stewart Enterprises	Ba-3/BB-	6.250	02/15/2013	65,000	55,250
					376,450
Garden Products (0.5%)
Ames True Temper Inc(5)	Caa-1/CCC+	5.131	01/15/2012	245,000	154,350

Home Furnishing (1.2%)
Newell Rubbermaid Inc	Baa-3/BBB-	10.600	04/15/2019	45,000	45,426
Sealy Mattress Co	Caa-1/B+	8.250	06/15/2014	700,000	259,679
Simmons Co	Caa-3/D	7.875	01/15/2014	500,000	73,930
Simmons Co(3)	Ca/C	0/10.000	12/15/2014	750,000	7,583
					386,618
Hotels & Motels (0.6%)
Starwood Hotels & Resort	Ba-1/BB+	6.750	05/15/2018	325,000	215,852

Independ Power Producer (1.3%)
Mirant North American LLC	B-1/B-	7.375	12/31/2013	100,000	91,000
NRG Energy INC.	B-1/B	7.375	02/01/2016	364,000	340,340
					431,340
Investment Mgmt/Advis. Srv. (0.2%)
Nuveen Investments Inc—144A	Caa-3/CCC	10.500	11/15/2015	320,000	80,688

Machinery—Const. & Mining (1.2%)
Terex Corp	B-1/B+	8.000	11/15/2017	485,000	391,608

Machinery/Electrical (0.7%)
Baldor Electric Co	B-3/B	8.625	02/15/2017	285,000	225,862

Medical—Hospitals (7.0%)
Community Health Systems	B-3/B	8.875	07/15/2015	455,000	431,190
HCA Inc(4)	B/BB-	10.375	11/15/2016	1,450,000	1,164,843
*Tenet Healthcare Corp.	Caa-1/B	9.875	07/01/2014	571,000	445,380
United Surgical Partners(4)	Caa-1/CCC+	9.250	05/01/2017	465,000	320,692
					2,362,105
Medical/Biomedical/Gene (3.0%)
Biomet Inc.(4)	B-3/B-	10.375	10/15/2017	800,000	675,648
Cooper Cos Inc	Ba-3/BB-	7.125	02/15/2015	195,000	175,987
DJO Fin. LLC	Caa-1/B-	10.875	11/15/2014	200,000	148,500
					1,000,135
Metal—Diversified (1.0%)
Freeport-McMoran C&G	Ba/BBB-	8.250	04/01/2015	225,000	214,511
Freeport-McMoran C&G	Ba/BBB-	8.375	04/01/2017	115,000	106,924
					321,435
Mining Services (0.3%)
Noranda Aluminium Acquisition(4)	C/D	7.345	05/15/2015	430,000	103,265

Miscellaneous Manufacturer (0.2%)
Hawker Beechcraft Acq Co(4)	Caa-3/B-	9.625	04/01/2015	605,000	68,540
Hawker Beechcraft Acq Co	Ca/B-	9.750	04/01/2017	50,000	9,002
Propex Fabrics Inc.(1)(2)	NR/NR	10.000	12/01/2012	2,118,000	1,059
					78,601
Multimedia (1.3%)
*Quebecor Media	B/B	7.750	03/15/2016	560,000	425,600

Non-Hazardous Waste (0.6%)
Allied Waste North Amer.	Baa-3/BBB	6.125	02/15/2014	220,000	209,000

Oil Co. —Explor. & Prod. (7.5%)
Atlas Energy Res LLC—144A	B-3/B	10.750	02/01/2018	285,000	207,948
Chesapeake Energy Corp	Ba-3/BB	6.500	08/15/2017	115,000	94,530
Chesapeake Energy Corp	Ba-3/BB	7.250	12/15/2018	315,000	259,705
Chesapeake Energy Corp	Ba-3/BB	9.500	02/15/2015	95,000	92,387
Denbury Resources Inc	B-1/BB	7.500	04/01/2013	310,000	277,450
El Paso Corporation	Ba-3/BB-	7.000	06/15/2017	300,000	255,972
Forest Oil Corporation	B-1/BB-	7.750	05/01/2014	75,000	67,125
Forest Oil Corporation—144A	B-1/BB-	7.250	06/15/2019	190,000	152,374
Helix Energy Solutions—144A	B-3/B+	9.500	01/15/2016	300,000	175,500
Newfield Exploration Co	Ba-3/BB-	6.625	04/15/2016	300,000	270,000
Opti Canada Inc	B-3/B	8.250	12/15/2014	270,000	120,504
Petrohawk Energy Corp—144A	B-3/B	7.875	06/01/2015	355,000	312,400
Quicksilver Resources In	B/CCC+	8.250	08/01/2015	185,000	120,250
Sandridge Energy Inc—144A	B-3/B-	8.000	06/01/2018	135,000	99,167
					2,505,312
Oil Refining & Marketing (0.5%)
Tesoro Corp.	Ba-1/BB+	6.625	11/01/2015	200,000	156,000

Paper & Related Products (1.9%)
ACCO Brands Corp	Caa-/B	7.625	08/15/2015	750,000	180,000
*Georgia-Pacific LLC	B/B+	7.700	06/15/2015	500,000	456,470
					636,470
Pipelines (2.9%)
Copano Energy LLC/Copany—144A	B-1/B+	7.750	06/01/2018	140,000	111,233
Dynegy Holdings Inc	B/B	7.500	06/01/2015	305,000	208,162
El Paso Corporation	Ba-3/BB-	7.250	06/01/2018	195,000	165,649
El Paso Corp	Ba-3/BB-	8.250	02/15/2016	110,000	102,850
Markwest Energy Part/Fin.	B/B+	8.750	04/15/2018	250,000	175,530
Boardwalk Pipelines LLC	Baa/BBB-	5.200	06/01/2018	230,000	174,039
Tennessee Gas Pipeline—144A	Baa-3/BB	8.000	02/01/2016	25,000	25,278
					962,741
Publishing/Periodicals (0.5%)
Dex Media West/Finance	Caa-1/CCC-	9.875	08/15/2013	550,000	112,750
Dex Media Inc	Caa-/CCC-	8.000	11/15/2013	450,000	58,500
					171,250
REITS—Hotels (1.5%)
Host Hotels & Resorts LP	Ba-1/BB+	6.375	03/15/2015	575,000	416,875
Host Hotels & Resorts	Ba-1/BB+	6.750	06/01/2016	130,000	94,900
					511,775
Resorts—Themeparks (1.2%)
Vail Resorts Inc	Ba-3/BB-	6.750	02/15/2014	485,000	413,463

Retail—Auto Parts (0.0%)
Tenneco Inc	Caa-/CCC	8.625	11/15/2014	80,000	15,424

Retail—Major Dept Store (2.4%)
Hanesbrands Inc(5)	B/B	8.204	12/15/2014	745,000	464,709
Neiman Marcus Group Inc(4)	Caa-/B	9.750	10/15/2015	583,894	185,250
Rite Aid Corp	Caa-/B-	7.500	03/01/2017	275,000	141,556
					791,515
Retail—Rgnl Dept. Store (0.5%)
Macys Retail Hldgs Inc	Ba/BBB-	5.900	12/01/2016	70,000	44,849
Macys Retail Hldgs Inc	Ba/BBB-	7.875	07/15/2015	125,000	92,685
Steinway Musical Instruments—144A	B-1/B+	7.000	03/01/2014	50,000	33,407
					170,941
Rubber—Tires (0.6%)
Goodyear Tire & Rubber	B-1/B+	9.000	07/01/2015	245,000	195,652

Satellite Telecom (2.3%)
Intelsat Jackson Holdings	Caa-/CCC+	11.250	06/15/2016	360,000	350,438
Intelsat Subsidiary Hldg144A	B-3/BB-	8.875	01/15/2015	370,000	344,714
Intelsat Subsidiary Hldg—144A	B-3/BB-	8.875	01/15/2015	45,000	41,232
Time Warner Cable Inc	Baa/BBB	8.250	04/01/2019	45,000	46,243
					782,627
Semiconductor Equipment (0.8%)
Freescale Semiconductor(4)	Caa-/CCC	9.875	12/15/2014	595,000	59,500
Sensata Technologies BV	Caa-3/CCC-	8.000	05/01/2014	730,000	220,402
					279,902
Steel-Producers (0.1%)
Steel Dynamics Inc.	Ba/BB+	7.375	11/01/2012	55,000	43,695

Telecom Services (4.7%)
Digicel Group LTD—144A	Caa-1/NR	8.875	01/15/2015	245,000	158,025
Fairpoint Communications	B-3/CCC+	13.125	04/01/2018	420,000	92,434
IPCS Inc(4)	Caa-1/CCC+	5.028	05/01/2014	705,000	437,100
Paetec Holding Corp	Caa-1/CCC+	9.500	07/15/2015	400,000	285,880
Qwest Corp.	Ba-1/BBB-	7.500	10/01/2014	220,000	207,139
West Corp	Caa-1/B-	9.500	10/15/2014	250,000	178,283
Wind Acquisition Fin SA—144A	B/BB-	10.750	12/01/2015	200,000	203,008
					1,561,869
Telephone-Integrated (5.6%)
Frontier Communications	Ba/BB	6.625	03/15/2015	145,000	127,562
L-3 Communications Corp.	Ba-3/BB+	6.375	10/15/2015	275,000	267,234
*Qwest Communications Int.	Ba-3/B+	7.250	02/15/2011	325,000	312,159
Sprint Capital Corp	Ba/BB	6.900	05/01/2019	1,085,000	768,202
Windstream Corp	Ba-3/BB	8.625	08/01/2016	385,000	391,938
					1,867,095
Television (0.2%)
CSC Holding Inc—144A	B-1/BB	8.625	02/15/2019	30,000	27,388
Videotron LTEE—144A	Ba/BB-	9.125	04/15/2018	45,000	45,495
					72,883
Travel Services (0.7%)
Travelport LLC(5)	B-3/B	5.886	09/01/2014	45,000	14,175
Travelport LLC	B-3/B	9.875	09/01/2014	520,000	205,400
					219,575
Wireless Equipment (2.6%)
Cricket Commucations	B-3/B-	9.375	11/01/2014	380,000	372,814
Crown Castle Intl Corp	B-1/B	9.000	01/15/2015	135,000	139,725
MetroPCS Wireless	B-3/B	9.250	11/01/2014	360,000	360,180
					872,719

TOTAL CORPORATE BONDS (COST: $57,909,407)					$32,648,803

U.S. COMMON STOCKS (0.3%)				Shares
Spacehab, Inc.(1) (COST: $995,996)				231,817	$99,681

SHORT-TERM SECURITIES (0.0%)				Shares
Wells Fargo Advantage Investment Money Market (COST: $15,091)				15,091	$15,091

TOTAL INVESTMENTS IN SECURITIES (COST: $58,920,494)					$32,763,575
OTHER ASSETS LESS LIABILITIES					771,423

NET ASSETS					$33,534,998

*	Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.

(1)	Non-income producing security.
/p>
(2)	Issue is in default.

(3)	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(4)	Interest or dividend is paid-in-kind, when applicable.

(5)	Floating rate security. The rate for these securities are as of March 31, 2009.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise noted, these securities are deemed to be liquid. These securities amount to $2,517,627, representing 7.5% of net assets.

Note: INVESTMENT IN SECURITIES

At March 31, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $58,920,494. The net unrealized depreciation of investments based on the cost was $26,156,919, which is comprised of $272,890 aggregate gross unrealized appreciation and $26,429,809 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$114,772
Level 2—Other Significant Observable Inputs	32,648,803
Level 3—Significant Unobservable Inputs	—
Total	$32,763,575

WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND

Schedule of Investments (March 31, 2009)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (68.1%)

Chemicals (3.7%)
Sigma—Aldrish	1,000	$37,790

Clean Energy (5.7%)
*Sunpower Corp Class A	1,200	28,536
*Vestas Wind Energy—ADR	2,000	29,060
		57,596
Communications Equipment (5.7%)
*ESCO Technologies	1,500	58,050

Construction & Engineering (1.9%)
Caterpillar Inc	700	19,572

Electric & Nat. Gas Utilities (7.5%)
Atmos Energy Corporation	1,500	34,680
Ormat Technologies Inc	1,500	41,190
		75,870
Electronic Equipment & Instruments (4.0%)
Molex Inc.	3,000	41,220

Health Care Equipment & Services (7.9%)
Beckman Coulter	1,000	51,010
*Waters Corp	800	29,560
		80,570
Industrial Conglomerates (3.6%)
3M Co.	700	34,804

Machinery (3.6%)
*Fuel Tech Inc	3,500	36,610

Metals & Mining (12.1%)
Newmont Mining Corp	1,000	44,760
Potash Sask	400	32,324
*Stillwater Mining Co	5,000	18,500
Titanium Metals Corp	5,000	27,350
		122,934
Oil & Gas E&D, Equip. & Services (12.4%)
*Basic Energy Svcs	2,000	12,940
Encana Corporation	900	36,549
*National-Oilwell Inc	1,500	43,065
Plains All American Pipeline, L.P.	900	33,084
		125,638

TOTAL COMMON STOCKS (COST: $962,165)		$690,654

SHORT-TERM SECURITIES (31.8%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $321,788)	321,788	$321,788

TOTAL INVESTMENTS IN SECURITIES (COST: $1,283,953)		$1,012,442
OTHER ASSETS LESS LIABILITIES		1,226

NET ASSETS		$1,013,668

*	Non-income producing

ADR	American Depository Receipt

Note: INVESTMENT IN SECURITIES

At March 31, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $1,283,953. The net unrealized depreciation of investments based on the cost was $271,511, which is comprised of $13,724 aggregate gross unrealized appreciation and $285,235 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$1,012,442
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—
Total	$1,012,442

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By:	/s/ Robert E. Walstad
Robert E. Walstad
Interim President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

By:	/s/ Robert E. Walstad
Robert E. Walstad
Interim President

Date: May 27, 2009

By:	/s/ Adam Forthun
Adam Forthun
Treasurer

Date: May 27, 2009